Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value [Abstract]
Fair Value Measurements

NOTE 17 - FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.  A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.  The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs.  An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction. Market participants are buyers and sellers in the principal market that are independent, knowledgeable, and both able and willing to transact.

FASB ASC 820-10, Fair Value Measurements (ASC 820-10) requires the use of valuation techniques that are consistent with the market approach, the income approach, and/or the cost approach.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities.  The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis.  The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement cost).  Valuation techniques should be consistently applied.  Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability.  Inputs may be observable or unobservable.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  In that regard, ASC 820-10 establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.  The fair value hierarchy is as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.  Level 2 inputs include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 – Unobservable inputs for the asset or liability for which there is little, if any, market activity at the measurement date.  Unobservable inputs reflect the Corporation’s own assumptions about what market participants would use to price the asset or liability.  The inputs are developed based on the best information available in the circumstances, which might include the Corporation’s own financial data such as internally developed pricing models, discounted cash flow methodologies, as well as instruments for which the fair value determination requires significant management judgment.

The following table summarizes financial assets (there were no financial liabilities) measured at fair value as of December 31, 2015 and 2014, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

2015	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
U.S. Government and Agencies	$-	$3,966,390	$-	$3,966,390
Obligations of state and political subdivisions	-	71,093,028	2,388,864	73,481,892
Mortgage-backed	-	104,479,413	-	104,479,413
Other	999,455	1,888	-	1,001,343
Mortgage servicing rights	-	-	1,181,487	1,181,487

Total recurring	$999,455	$179,540,719	$3,570,351	$184,110,525

Nonrecurring:
Impaired loans, net	$-	$-	$4,641,469	$4,641,469
Other real estate owned	-	-	173,047	173,047

Total nonrecurring	$-	$-	$4,814,516	$4,814,516

2014	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
U.S. Government and Agencies	$-	$9,537,052	$-	$9,537,052
Obligations of state and political subdivisions	-	55,562,707	2,535,817	58,098,524
Mortgage-backed	-	137,818,544	-	137,818,544
Other	1,005,055	1,888	-	1,006,943
Mortgage servicing rights	-	-	1,217,931	1,217,931

Total recurring	$1,005,055	$202,920,191	$3,753,748	$207,678,994

Nonrecurring:
Impaired loans, net	$-	$-	$2,874,499	$2,874,499
Other real estate owned	-	-	535,999	535,999

Total nonrecurring	$-	$-	$3,410,498	$3,410,498

There was one security measured at fair value included in the Level 3 hierarchy during 2015 and 2014 due to the lack of observable quotes in inactive markets for the instrument.  This security moved from Level 2 to Level 3 during 2013.

The table below presents a reconciliation and income statement classification of gains and losses for mortgage servicing rights, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2015, 2014 and 2013:

Mortgage Servicing Rights	2015	2014	2013
Balance at beginning of year	$1,217,931	$1,398,396	$930,760
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	252,288	134,324	312,751
Disposals – amortization based on loan payments
and payoffs	(551,846)	(167,739)	(160,873)
Changes in fair value	263,114	(147,050)	315,758
Balance at end of year	$1,181,487	$1,217,931	$1,398,396

Securities valued using Level 3 inputs
Balance at beginning of year	$2,535,817	$2,673,424
Principal payments received	(145,158)	(139,400)
Changes in fair value	(1,795)	1,793
Balance at end of year	$2,388,864	$2,535,817

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, and disclosure of unobservable inputs follows.

In general, fair value is based upon quoted market prices, where available.  If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters.  Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.  These adjustments may include amounts to reflect counterparty credit quality, the Corporation’s creditworthiness, among other things, as well as unobservable parameters.  Any such valuation adjustments are applied consistently over time.  The Corporation’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Corporation’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Securities Available-for-Sale

Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.  Level 1 securities would typically include government bonds and exchange traded equities.  If quoted market prices are not available, then fair values are estimated using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows.  Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include U.S. Government and agencies, municipal bonds, mortgage-backed securities, and asset-backed securities.  In certain cases where there is limited activity or less transparency around inputs to the valuation, securities may be classified within Level 3 of the valuation hierarchy.

Mortgage Servicing Rights

The Corporation records mortgage servicing rights at estimated fair value based on a discounted cash flow model which includes discount rates between 9% and 11%, in addition to assumptions disclosed in Note 7 that are considered to be unobservable inputs.  Due to the significance of the level 3 inputs, mortgage servicing rights have been classified as level 3.

Impaired Loans

The Corporation does not record impaired loans at fair value on a recurring basis.  However, periodically, a loan is considered impaired and is reported at the fair value of the underlying collateral less estimated cost to sell, if repayment is expected solely from collateral.  Collateral values are estimated using level 2 inputs, including recent appraisals and level 3 inputs based on customized discounting criteria such as additional appraisal adjustments to consider deterioration of value subsequent to appraisal date and estimated cost to sell.  Additional appraisal adjustments range between 15% and 35% of appraised value, and estimated selling cost ranges between 10% and 20% of the adjusted appraised value.  Due to the significance of the level 3 inputs, impaired loans fair values have been classified as level 3.

Other Real Estate Owned

The Corporation values other real estate owned at the estimated fair value of the underlying collateral less appraisal adjustments between 10% and 70% of appraised value, and expected selling costs between 10% and 20% of adjusted appraised value.  Such values are estimated primarily using appraisals and reflect a market value approach.  Due to the significance of the Level 3 inputs, other real estate owned has been classified as Level 3.

Certain financial assets and financial liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment.  Financial assets and financial liabilities, excluding impaired loans and other real estate owned, measured at fair value on a nonrecurring basis were not significant at December 31, 2015.